Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 1,212,772		¥ 2,010,978		¥ 2,603,276
Concentration risk percentage	40.20%		61.50%		70.30%
Sinatay Life Insurance Company, Ltd [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 451,840		¥ 504,489		¥ 595,600
Concentration risk percentage	15.00%		15.40%		16.10%
Aeon Life Insurance Company, Ltd [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 437,132		¥ 560,341		¥ 677,707
Concentration risk percentage	14.50%		17.10%		18.30%
Huaxia Life Insurance Company Limited [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net	¥ 323,800		¥ 606,581		¥ 882,539
Concentration risk percentage	10.70%		18.60%		23.80%
Evergrande Life Insurance Company, Ltd [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net		[1]	¥ 339,567			[1]
Concentration risk percentage		[1]	10.40%			[1]
Tianan Life Insurance Company Ltd [Member]
Concentrations of Credit Risk (Details) - Schedule of concentration of risk revenues [Line Items]
Sales Revenue, Net		[1]		[1]	¥ 447,430
Concentration risk percentage		[1]		[1]	12.10%

[1]	represented less than 10% of total net revenues as of the year.